Summary of significant accounting policies (Details 3) ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 segment	Dec. 31, 2024 CNY (¥) segment lease	Dec. 31, 2024 USD ($) segment lease	Dec. 31, 2023 CNY (¥) segment lease	Dec. 31, 2022 CNY (¥) lease
Revenue
Liabilities for return allowances		¥ 1,029		¥ 950
Net revenues		1,158,819	$ 158,758	1,084,662	¥ 1,046,236
Unearned revenue		28,458		29,143
Unearned revenue recognized		¥ 22,770
Revenue, Practical Expedient		true	true
Fulfillment
Fulfillment		¥ 70,426	$ 9,648	64,558	63,011
Marketing
Advertising costs		¥ 38,172		¥ 31,761	¥ 29,898
Leases
Number of finance leases | lease		0	0	0	0
Segment reporting
Number of major business segments | segment	3	4	4	4
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]	Chief Executive Officer [Member]
Statutory reserves
Appropriations of statutory reserves		¥ 579		¥ 2,636	¥ 1,887
Appropriations to other reserve funds		0		0	0
Recent accounting pronouncements
Acquisition of assets for development, property, equipment and software, net		4,079		5,997
Acquisition of assets for development, construction in progress		144		1,009
Acquisition of assets for development, land use rights		¥ 240		2,638
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)		10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital		50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)		10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital		50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues		¥ 564,982		538,799	515,945
General merchandise products
Revenue
Net revenues		363,025		332,425	349,117
Shipping
Fulfillment
Fulfillment		32,643		29,858	28,958
Online marketplace and marketing services
Revenue
Net revenues		90,111		84,726	81,970
Logistics and other services
Revenue
Net revenues		140,701		128,712	¥ 99,204
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances		1,029		950
Prepayments and other current assets
Revenue
Rights to recover products from customers		¥ 1,056		¥ 989